Shareholder Report, Average Annual Return (Details) 194903_Aristotle Core Income Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.20%)	0.19%	2.18%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.26%	1.07%	2.62%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	1.70%